Cash and Cash Equivalents/Bank Overdraft (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents/Bank Overdraft [Abstract]
Schedule of Cash and Cash Equivalents/Bank Overdraft
	As of December 31,
	2022	2023
	USD’000	USD’000
Cash at banks	25,734	36,709
Cash on hand	5	2
Cash and cash equivalents presented in the consolidated statements of financial position	25,739	36,711
Bank overdraft	(2,565)	(2,545)
Cash and cash equivalents presented in the consolidated statements of cash flows	23,174	34,166